Property and Equipment, Net, Narrative (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization		$ 106	$ 96	$ 134	$ 162
Loss on disposal of property and equipment	$ (2,600)	$ 2,618	$ 8	$ 8